Debt - Components of recorded interest expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt
Amortization of debt issuance costs	$ 635	$ 503	$ 1,307	$ 1,002	$ 2,047	$ 1,802
Capitalized interest	(290)	(272)	(334)	(417)	(551)	0
Interest expense - Note 9	$ 15,072	$ 15,641	$ 34,959	$ 30,039	64,844	50,893
Convertible Notes
Debt
Interest expense - Note 9					28,537	24,923
1.5 Lien Notes
Debt
Interest expense - Note 9					18,763	14,012
1.25 Lien Notes
Debt
Interest expense - Note 9					5,241	0
First Lien Agreement
Debt
Interest expense - Note 9					10,022	9,589
Other note payable
Debt
Interest expense - Note 9					$ 785	$ 567